SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5-20
Customer relationships	10.3-25
Backlog	100

Schedule of Fair Value Assumptions for Stock Options

	2014	2015	2016

Dividend yield	0%	0%	0%
Expected volatility	39.34%-44.91%	36.86%-50.05%	27.72%-46.02%
Risk-free interest	0.10%-1.90%	0.24%-2.16%	0.61%-1.59%
Contractual term	4-6 years	4-7 years	5-7 years
Forfeiture rate	10%	10%	10%
Suboptimal exercise multiple	1.5	1.41	1.41

Schedule of Product Warranty Accrual

	December 31,
	2015	2016

Warranty provision, beginning of year	$1,319	$1,213
Charged to costs and expenses relating to new sales	709	452
Costs of warranties granted	(723)	(456)
Foreign currency translation adjustments	(92)	(12)

Warranty provision, end of year	$1,213	$1,197

Schedule of Changes in Allowance for Doubtful Accounts

	Year ended December 31,
	2014	2015	2016

Balance at the beginning of the year	$809	$1,802	$2,331
Doubtful debt expenses during the year	1,159	749	429
Customers write-offs/collection during the year, net	(17)	(185)	(706)
Exchange rate	(149)	(35)	10

	$1,802	$2,331	$2,064

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31,
	2014	2015	2016

Foreign currency translation adjustments	$2,041	$(1,850)	$(1,923)

Total accumulated other comprehensive income (loss)	$2,041	$(1,850)	$(1,923)